Intangible assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Intangible assets
Cost	$ 77,123	$ 37,332
Accumulated amortization	(12,438)	(6,350)
Additions, at cost	2,670,247	36,556
Amortization current period	(56,486)	(5,566)
Intangible assets, net	$ 2,678,447	$ 61,972